Document and Entity Information	12 Months Ended
Jun. 30, 2015
Document And Entity Information
Entity Registrant Name	StemGen, Inc.
Entity Central Index Key	0001023198
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015